Inventories (Details) - USD ($) $ in Millions	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Finished products	$ 415.5	$ 400.7	$ 452.0
Work in process	580.5	570.4	580.0
Raw materials and supplies	83.7	80.4	70.4
Total (approximates replacement cost)	1,079.7	1,051.5	1,102.4
Decrease to LIFO cost	(44.2)	(47.4)	(40.1)
Inventories	$ 1,035.5	$ 1,004.1	$ 1,062.3